Richard J. Coyle	Chapman and Cutler LLP
Partner	320 South Canal Street
Chicago, Illinois 60606

T 312.845.3724
rcoyle@chapman.com

February 14, 2025

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Roundhill ETF Trust (Registration Nos. 333-273052; 811-23887)

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) for the Registrant for Roundhill AAPL WeeklyPayTM ETF, Roundhill AMD WeeklyPayTM ETF, Roundhill AMZN WeeklyPayTM ETF, Roundhill COIN WeeklyPayTM ETF, Roundhill GOOGL WeeklyPayTM ETF, Roundhill META WeeklyPayTM ETF, Roundhill MSFT WeeklyPayTM ETF, Roundhill PLTR WeeklyPayTM ETF, Roundhill NVDA WeeklyPayTM ETF and Roundhill TSLA WeeklyPayTM ETF, a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 139 was filed electronically with the Securities and Exchange Commission on February 14, 2025.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3724.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Richard Coyle
Richard Coyle

Enclosures